Share-based Payments Arrangement - CLPT's Outstanding Stock Options (Detail) - C L P T Plan	12 Months Ended
Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at end of the year	550.00
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at end of the year	$ 15.90
Weighted-average exercise price, Options exercisable at end of the year	$ 0
Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Number of options, Options granted	690
Number of options, Options forfeited	(140)
Number of options, Options outstanding at end of the year	550
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Weighted average exercise price, Options granted	16.87
Weighted-average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	15.90
Weighted-average exercise price, Options exercisable at end of the year	$ 0